Equity instruments (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity Instruments
Financial Assets Measured at Fair Value Through Profit or Loss	R$ 3,422,154	R$ 2,605,279	R$ 2,498,317
Financial Assets Measured at Fair Value Through Other Comprehensive Income	15,953	33,493	29,187
Total	3,438,107	2,638,772	2,527,504
Type:
Shares of domestic companies	1,955,931	1,458,883	1,869,824
Shares of foreign companies	99,424	60,235	48,825
Investment funds (1)	1,382,752	1,119,654	608,855
Total	R$ 3,438,107	R$ 2,638,772	R$ 2,527,504